UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spartan Capital Management, LLC
Address: 501 West Street Road
         West Chester, PA  19382

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan L. Bartels
Title:     President
Phone:     610-399-8201

Signature, Place, and Date of Signing:

  /s/ Susan L. Bartels     West Chester, PA     October 27, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $106,654 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARDEN GROUP INC                CL A             039762109     2680    32480 SH       SOLE                    32480        0        0
AT&T INC                       COM              00206R102     5454   190715 SH       SOLE                   190715        0        0
ATRION CORP                    COM              049904105     3145    19970 SH       SOLE                    19970        0        0
BLACKROCK INC                  COM              09247X101     3133    18405 SH       SOLE                    18405        0        0
BRITISH AMERN TOB PLC          SPONSORED ADR    110448107     5663    75805 SH       SOLE                    75805        0        0
CANADIAN NAT RES LTD           COM              136385101     9033   261055 SH       SOLE                   261055        0        0
CELGENE CORP                   COM              151020104     6040   104849 SH       SOLE                   104849        0        0
CENOVUS ENERGY INC             COM              15135u109     3650   126860 SH       SOLE                   126860        0        0
ENSCO PLC                      SPONSORED ADR    29358Q109     4229    94545 SH       SOLE                    94545        0        0
EXELON CORP                    COM              30161N101     5300   124460 SH       SOLE                   124460        0        0
GILEAD SCIENCES INC            COM              375558103     7356   206570 SH       SOLE                   206570        0        0
HUDSON CITY BANCORP            COM              443683107     2588   211130 SH       SOLE                   211130        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071m708     3116    47990 SH       SOLE                    47990        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405u102     3182    61115 SH       SOLE                    61115        0        0
MICROSOFT CORP                 COM              594918104     3774   154095 SH       SOLE                   154095        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     2670    60041 SH       SOLE                    60041        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     3794    48450 SH       SOLE                    48450        0        0
ORACLE CORP                    COM              68389X105     3782   140845 SH       SOLE                   140845        0        0
QUALCOMM INC                   COM              747525103     3459    76635 SH       SOLE                    76635        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     5985    46790 SH       SOLE                    46790        0        0
SUN BANCORP INC                COM              86663b102       76    15000 SH       SOLE                    15000        0        0
TERADATA CORP DEL              COM              88076W103     3241    84040 SH       SOLE                    84040        0        0
VIASAT INC                     COM              92552v100     3263    79365 SH       SOLE                    79365        0        0
VISA INC                       COM CL A         92826c839     5790    77970 SH       SOLE                    77970        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     6251   251970 SH       SOLE                   251970        0        0